Lease liabilities - Summary of movements in right-of-use assets and lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2019
Disclosure of Leases [Line Items]
Right-of-use assets at beginning of period	$ 3,374	$ 4,656	$ 4,049
Additions	458	437	2,073
Depreciation expense	(1,230)	(1,259)	(1,444)
Disposals	(73)	(757)	(462)
Amortization disposals	(73)	(297)	(440)
Right-of-use assets at end of period	2,602	3,374	4,656
Lease liabilities at beginning of period	4,620	5,776
Current	1,291	1,247	1,014	$ 900
Lease liabilities	2,278	3,373	4,762	$ 3,204
Additions	458	437	1,750
Disposals on Lease Liabilities	(577)	(993)
Interest on lease contracts (see Note 15)	571	760	780
Foreign exchange loss (gain)	(298)	(297)	363
Payments	(1,205)	(1,063)	(1,221)
Lease liabilities at end of period	3,569	4,620	5,776
Real-estate
Disclosure of Leases [Line Items]
Right-of-use assets at beginning of period	3,374	4,184	3,942
Additions	458	437	1,448
Depreciation expense	(1,230)	(1,151)	(1,184)
Disposals	(73)	(210)	(207)
Amortization disposals	(73)	(114)	(185)
Right-of-use assets at end of period	2,602	3,374	4,184
IT and office equipment
Disclosure of Leases [Line Items]
Right-of-use assets at beginning of period	0	472	107
Additions	0	0	625
Depreciation expense	0	(108)	(260)
Disposals	0	(547)	(255)
Amortization disposals	0	(183)	(255)
Right-of-use assets at end of period	$ 0	$ 0	$ 472